Investments (Schedule of equity method investments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Summarized financial information of equity method investments
Current assets	$ 4,072,640	$ 4,644,649
Non-current assets	4,411,225	4,427,004
Current liabilities	3,086,407	3,071,684
Non-current liabilities	85,309	497,237
Gross profit	813,028	852,128	$ 837,901
Net (loss) income	272,418	101,568	(93,984)
Net (loss) income attributable to the investees	347,351	119,465	(89,529)
Equity Method Investments.
Summarized financial information of equity method investments
Current assets	380,267	1,879,845
Non-current assets	1,074,993	1,060,160
Current liabilities	58,862	373,980
Non-current liabilities	16,199	33,173
Revenues	147,015	1,588,732	2,082,821
Gross profit	102,095	259,169	466,970
Net (loss) income	8,893	(103,729)	(81,953)
Net (loss) income attributable to the investees	$ 8,893	$ (103,729)	$ (81,953)